Policyholder liabilities and unallocated surplus - UK and Europe liabilities by duration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment contracts
Liabilities
Policyholder liabilities	£ 87,000	£ 83,000
Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities	409,262	411,211	£ 388,996
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities	£ 151,555	£ 167,589	£ 157,654
UK and Europe insurance operations | Operating segments excluding intra-group amounts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	35.00%	34.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	25.00%	25.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	10.00%	11.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	6.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits
Liabilities
Policyholder liabilities	£ 101,262	£ 100,613
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	36.00%	36.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	26.00%	25.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	10.00%	10.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	5.00%	5.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Over 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts
Liabilities
Policyholder liabilities	£ 34,242	£ 38,285
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	34.00%	33.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	23.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	16.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	11.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Insurance contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	9.00%	10.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts
Liabilities
Policyholder liabilities	£ 67,020	£ 62,328
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	37.00%	37.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	27.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	9.00%	10.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits | Investment contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	5.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business
Liabilities
Policyholder liabilities	£ 28,652	£ 43,181
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	29.00%	27.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	24.00%	23.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	18.00%	18.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	13.00%	13.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	9.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Over 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	10.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF
Liabilities
Policyholder liabilities	£ 9,533	£ 10,609
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	33.00%	31.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	26.00%	24.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	11.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Non-profit annuities within WPSF | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	10.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity
Liabilities
Policyholder liabilities	£ 19,119	£ 32,572
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	27.00%	26.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	23.00%	23.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	19.00%	18.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	14.00%	13.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	9.00%	9.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Annuity business | Shareholder-backed annuity | Over 25 years
Liabilities
Percentage of policyholder liabilities	8.00%	11.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business
Liabilities
Policyholder liabilities	£ 21,641	£ 23,795
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	36.00%	34.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	24.00%	23.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	17.00%	17.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	11.00%	12.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Over 25 years
Liabilities
Percentage of policyholder liabilities	6.00%	7.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts
Liabilities
Policyholder liabilities	£ 6,063	£ 6,714
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	44.00%	41.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	25.00%	26.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	15.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	8.00%	9.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	5.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Insurance contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts
Liabilities
Policyholder liabilities	£ 15,578	£ 17,081
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	32.00%	31.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	24.00%	22.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	18.00%	18.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	12.00%	13.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	8.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Other business | Investment contracts | Over 25 years
Liabilities
Percentage of policyholder liabilities	7.00%	8.00%